Stock Incentive and Employee Benefit Plans - Schedule of Stock Options Valuation Assumption Used (Details) - $ / shares		12 Months Ended
	Nov. 10, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Term of options	5 years	4 years 10 months 9 days
Fair value per share of common stock on date of grant	$ 0.0001	$ 0.0001		$ 0.0001
Exercise price	$ 11.5	$ 11.5
Black-Scholes Option Pricing Method [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted -average grant date fair value			$ 1.23
Expected dividend yield			0.00%
Expected stock-price volatility, maximum			90.00%
Risk-free interest rate, minimum			0.53%
Term of options			5 years 7 months 6 days
Fair value per share of common stock on date of grant			$ 1.72
Exercise price			$ 1.72